UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03416
Investment Company Act File Number

The Calvert Fund
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

June 30, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert High Yield Bond Fund

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 17.9%
Automobile - 0.4%
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	458,402	458,677
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	178,835	178,972
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	1,500,000	1,515,638
		2,153,287

Other - 17.3%
Apidos CLO XX, Series 2015-20A, Class C, 4.858%, 1/16/27 (a)(b)	1,600,000	1,604,054
Apidos CLO XXI:
Series 2015-21A, Class C, 4.708%, 7/18/27 (a)(b)	1,200,000	1,209,181
Series 2015-21A, Class D, 6.708%, 7/18/27 (a)(b)	1,500,000	1,478,906
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	3,876,676	3,911,633
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,800,000	2,825,646
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	1,614,169	1,634,881
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	8,436,008	8,426,502
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (a)	2,450,000	2,493,316
Conn Funding II LP:
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	1,199,173	1,207,885
Series 2016-B, Class B, 7.34%, 3/15/19 (a)	2,200,000	2,242,097
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	981,404	985,419
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	2,758,000	2,751,694
Series 2016-1A, Class A2, 6.125%, 7/20/46 (a)	3,622,625	3,709,097
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.882%, 8/15/28 (a)(b)	1,750,000	1,751,731
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (a)	1,500,000	1,490,810
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	749,996	736,492
Series 2014-1A, Class A2, 3.668%, 4/19/44 (a)	2,700,000	2,679,913
Series 2014-1A, Class B1, 4.406%, 4/19/44 (a)	2,783,000	2,703,114
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (a)	3,900,000	3,875,245
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)	685,000	696,109
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)	1,435,000	1,485,555
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	5,912,014	5,904,967
GCAT LLC, Series 2015-1, Class A2, 4.75%, 5/26/20 (a)(l)	3,342,919	3,365,297

GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	163,584	163,554
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(l)	896,552	898,283
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (a)	725,000	749,563
Invitation Homes Trust, Series 2015-SFR2, Class F, 4.909%, 6/17/32 (a)(b)	1,750,000	1,767,533
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	827,665	828,008
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	3,800,000	3,804,321
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	1,930,375	1,934,993
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(l)	747,986	753,314
Progress Residential Trust, Series 2016-SFR1, Class D, 3.959%, 9/17/33 (a)(b)	2,500,000	2,585,850
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	1,223,150	1,223,716
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	885,175	880,141
Series 2014-1, Class A, 4.59%, 4/20/44 (a)	385,653	383,744
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	1,283,349	1,253,118
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (a)	2,855,292	2,925,001
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75%, 5/17/32 (a)(l)	1,731,631	1,755,735
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (a)	1,350,000	1,352,480
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(l)	491,753	493,196
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	6,288,000	6,359,360
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	1,621,125	1,665,837
		90,947,291

Student Loan - 0.2%
Navient Student Loan Trust, Series 2015-1, Class B, 2.716%, 7/25/52 (b)	1,200,000	1,170,449

Total Asset-Backed Securities (Cost $93,325,798)		94,271,027

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 2.8%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.516%, 7/25/25 (a)(b)	1,594,639	1,620,974
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.816%, 5/25/24 (b)	1,900,000	2,010,002
Series 2014-C03, Class 2M2, 4.116%, 7/25/24 (b)	1,500,000	1,586,025
Series 2017-C01, Class 1B1, 6.966%, 7/25/29 (b)	1,700,000	1,936,280
Series 2017-C02, Class 2B1, 6.716%, 9/25/29 (b)	1,278,000	1,407,046
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class B, 9.166%, 5/25/25 (b)	788,927	915,027
Series 2015-DNA2, Class M3, 5.116%, 12/25/27 (b)	2,363,000	2,611,697
Series 2017-DNA2, Class B1, 6.366%, 10/25/29 (b)	1,175,000	1,283,860

Series 2017-HQA2, Class B1, 5.909%, 12/25/29 (b)	1,000,000	1,044,485

Total Collateralized Mortgage-Backed Obligations (Cost $13,268,223)		14,415,396

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Barclays Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 4.159%, 5/15/32 (a)(b)	800,000	801,288
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.559%, 9/15/27 (a)(b)	2,800,000	2,794,229
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (a)(b)	1,500,000	1,486,150
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	2,200,000	2,206,606
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	7,000,000	7,017,614
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (a)	1,500,000	1,469,291
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	2,993,149	2,985,254
TRU Trust, Series 2016-TOYS, Class B, 4.277%, 11/15/30 (a)(b)	3,000,000	3,025,022

Total Commercial Mortgage-Backed Securities (Cost $21,742,076)		21,785,454

CORPORATE BONDS - 67.1%
Basic Materials - 1.0%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,432,206
Sherwin-Williams Co. (The):
3.45%, 6/1/27	1,550,000	1,564,232
4.50%, 6/1/47	1,358,000	1,430,942
		5,427,380

Communications - 8.6%
AT&T, Inc.:
3.80%, 3/1/24	1,265,000	1,298,004
4.125%, 2/17/26	7,840,000	8,053,028
5.15%, 3/15/42	1,395,000	1,431,337
4.75%, 5/15/46	4,160,000	4,100,766
CBS Corp.:
2.90%, 1/15/27	1,575,000	1,494,965
4.60%, 1/15/45	1,825,000	1,882,051
Comcast Corp.:
4.25%, 1/15/33	1,400,000	1,496,158
3.20%, 7/15/36	2,180,000	2,047,284
Frontier Communications Corp., 10.50%, 9/15/22	1,490,000	1,424,812
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	2,983,666
Sprint Communications, Inc., 8.375%, 8/15/17	4,473,000	4,512,139

Time Warner Cable LLC, 4.50%, 9/15/42	1,545,000	1,477,385
Time Warner, Inc., 4.90%, 6/15/42	1,500,000	1,549,669
Verizon Communications, Inc.:
2.45%, 11/1/22	2,860,000	2,806,529
3.50%, 11/1/24	2,710,000	2,742,341
4.125%, 8/15/46	1,665,000	1,489,932
4.862%, 8/21/46	4,475,000	4,491,267
		45,281,333

Consumer, Cyclical - 10.2%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (a)	2,310,523	2,387,348
Series B, 5.60%, 1/15/22 (a)	1,626,995	1,702,243
Series B, 5.25%, 7/15/25	1,735,622	1,811,468
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	1,000,000	1,068,750
Coach, Inc.:
3.00%, 7/15/22	981,000	968,238
4.125%, 7/15/27	2,804,000	2,781,445
CVS Health Corp.:
3.875%, 7/20/25	1,594,000	1,660,286
5.125%, 7/20/45	1,900,000	2,189,653
CVS Pass-Through Trust, 6.036%, 12/10/28	2,710,872	3,062,524
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	825,000	783,750
Ford Motor Co., 4.75%, 1/15/43	750,000	727,514
Ford Motor Credit Co. LLC:
2.425%, 6/12/20	5,000,000	4,998,915
3.336%, 3/18/21	3,233,000	3,297,993
4.134%, 8/4/25	6,245,000	6,364,186
Home Depot, Inc. (The), 4.20%, 4/1/43	1,000,000	1,065,770
Latam Airlines Pass-Through Trust:
4.50%, 8/15/25	1,214,985	1,201,316
4.20%, 8/15/29	1,315,685	1,311,514
Latam Finance Ltd., 6.875%, 4/11/24 (a)	635,000	647,478
New Albertsons, Inc., 7.75%, 6/15/26	1,300,000	1,309,750
Newell Brands, Inc., 3.85%, 4/1/23	1,975,000	2,075,966
Nordstrom, Inc.:
4.00%, 3/15/27 (c)	1,113,000	1,091,407
5.00%, 1/15/44	1,600,000	1,531,827
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	1,025,089	1,032,282
Southwest Airlines Co., 3.00%, 11/15/26	1,475,000	1,433,620
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (a)	1,404,808	1,446,952
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/26	1,935,000	1,934,783
4.65%, 6/1/46	2,450,000	2,578,299

Whirlpool Corp., 4.50%, 6/1/46	600,000	630,018
Wyndham Worldwide Corp., 4.50%, 4/1/27	645,000	666,274
		53,761,569

Consumer, Non-cyclical - 7.3%
Abbott Laboratories, 2.90%, 11/30/21	860,000	869,059
AbbVie, Inc., 4.30%, 5/14/36	1,445,000	1,476,898
Amgen, Inc.:
4.40%, 5/1/45	1,000,000	1,032,720
4.663%, 6/15/51	1,736,000	1,849,512
Becton Dickinson and Co.:
3.363%, 6/6/24	2,650,000	2,659,116
3.70%, 6/6/27	2,650,000	2,659,516
4.669%, 6/6/47	2,650,000	2,740,606
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	1,735,000	1,642,226
Express Scripts Holding Co., 4.80%, 7/15/46	600,000	613,528
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	2,000,000	2,141,627
4.875%, 6/27/44 (a)	1,250,000	1,261,778
Hertz Corp. (The), 6.75%, 4/15/19 (c)	2,000,000	1,990,612
Kaiser Foundation Hospitals, 3.15%, 5/1/27	941,000	942,883
Kraft Heinz Foods Co.:
3.00%, 6/1/26	1,250,000	1,198,281
5.20%, 7/15/45	1,500,000	1,632,663
4.375%, 6/1/46	1,250,000	1,223,163
Life Technologies Corp., 6.00%, 3/1/20	4,000,000	4,361,784
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,625,000	1,677,813
Pfizer, Inc., 4.00%, 12/15/36	1,725,000	1,828,316
Shire Acquisitions Investments Ireland DAC:
2.875%, 9/23/23	945,000	937,848
3.20%, 9/23/26	2,115,000	2,072,467
Zoetis, Inc., 4.70%, 2/1/43	1,430,000	1,561,361
		38,373,777

Financial - 28.6%
Air Lease Corp., 3.00%, 9/15/23	1,200,000	1,194,602
Ally Financial, Inc.:
6.25%, 12/1/17	2,275,000	2,317,201
3.25%, 2/13/18	1,360,000	1,371,900
3.60%, 5/21/18	2,040,000	2,068,050
American Financial Group, Inc., 3.50%, 8/15/26	1,760,000	1,746,867
American International Group, Inc., 3.90%, 4/1/26	2,900,000	2,972,399
American Tower Corp.:
3.45%, 9/15/21	1,000,000	1,032,144

3.375%, 10/15/26	3,870,000	3,794,241
Aon plc, 4.60%, 6/14/44	1,720,000	1,827,920
Banco Mercantil Del Norte S.A., 7.625% to 1/6/28, variable rate thereafter (a)(d)(e)	495,000	513,464
Bank of America Corp.:
3.124% to 1/20/22, floating rate thereafter to 1/20/23	1,125,000	1,138,431
2.503%, 10/21/22	5,705,000	5,638,303
6.10% to 3/17/25, floating rate thereafter (d)	1,150,000	1,250,740
3.875%, 8/1/25	2,930,000	3,034,539
3.824% to 1/20/27, floating rate thereafter to 1/20/28	10,820,000	11,022,183
3.705% to 4/24/27, floating rate thereafter to 4/24/28	700,000	706,145
4.183%, 11/25/27	1,500,000	1,528,733
Capital One Financial Corp.:
2.50%, 5/12/20	2,005,000	2,014,881
4.20%, 10/29/25	1,675,000	1,692,048
3.75%, 7/28/26	4,870,000	4,761,789
Citigroup, Inc.:
2.65%, 10/26/20	1,465,000	1,480,056
2.75%, 4/25/22	2,800,000	2,803,265
4.60%, 3/9/26	3,750,000	3,942,442
6.25% to 8/15/26, floating rate thereafter (d)	1,350,000	1,499,344
3.887% to 1/10/27, floating rate thereafter to 1/10/28	9,925,000	10,099,462
Citizens Financial Group, Inc.:
5.158% to 6/29/18, floating rate thereafter to 6/29/23	1,430,000	1,473,203
4.15%, 9/28/22 (a)	496,000	517,699
4.30%, 12/3/25	1,500,000	1,566,789
Credit Acceptance Corp.:
6.125%, 2/15/21	2,100,000	2,163,000
7.375%, 3/15/23	1,300,000	1,358,500
Crown Castle International Corp.:
4.45%, 2/15/26	1,375,000	1,463,171
4.75%, 5/15/47	1,615,000	1,650,514
DDR Corp., 4.75%, 4/15/18	3,000,000	3,059,190
Digital Realty Trust LP, 4.75%, 10/1/25	2,000,000	2,154,932
Discover Bank, 7.00%, 4/15/20	2,500,000	2,776,443
Goldman Sachs Group, Inc. (The):
2.908% to 6/5/22, floating rate thereafter to 6/5/23	5,230,000	5,215,183
3.691% to 6/5/27, floating rate thereafter to 6/5/28	4,800,000	4,825,550
International Finance Corp., 1.75%, 3/30/20	1,600,000	1,602,742
iStar, Inc.:
4.00%, 11/1/17	1,200,000	1,200,750
6.00%, 4/1/22	2,667,000	2,740,343
M&T Bank Corp., 5.125% to 11/1/26, floating rate thereafter (d)	800,000	832,000
MetLife, Inc.:
5.70%, 6/15/35	1,000,000	1,236,157

4.05%, 3/1/45	900,000	911,219
Morgan Stanley:
2.80%, 6/16/20	5,500,000	5,585,728
2.553%, 10/24/23 (b)	3,000,000	3,054,351
4.00%, 7/23/25	1,515,000	1,583,034
3.125%, 7/27/26	9,150,000	8,907,406
Nationwide Building Society, 4.00%, 9/14/26 (a)	2,435,000	2,413,370
Orchestra Borrower LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (a)	1,182,000	1,220,888
Prudential Financial, Inc.:
8.875% to 6/15/18, floating rate thereafter to 6/15/68	1,250,000	1,331,638
4.60%, 5/15/44	1,000,000	1,098,410
Simon Property Group LP, 4.25%, 11/30/46	1,745,000	1,748,514
Synchrony Bank, 3.00%, 6/15/22	1,105,000	1,101,142
Synchrony Financial:
3.00%, 8/15/19	3,000,000	3,043,908
3.70%, 8/4/26	3,225,000	3,118,523
Toronto-Dominion Bank (The), 3.625% to 9/15/26, floating rate thereafter to 9/15/31	2,275,000	2,260,938
UniCredit SpA, 5.861% to 6/19/27, floating rate thereafter to 6/19/32 (a)	1,300,000	1,337,779
Westpac Banking Corp., 4.322% to 11/23/26, floating rate thereafter to 11/23/31	2,860,000	2,937,234
Willis North America, Inc., 3.60%, 5/15/24	1,369,000	1,384,486
		150,325,883

Industrial - 3.6%
Carlisle Cos., Inc., 3.75%, 11/15/22	2,290,000	2,311,485
General Electric Co., 4.50%, 3/11/44	2,000,000	2,230,436
Johnson Controls International plc, 4.625%, 7/2/44	2,275,000	2,456,470
Keysight Technologies, Inc., 4.60%, 4/6/27	1,820,000	1,915,738
Masco Corp.:
4.45%, 4/1/25	850,000	912,135
4.375%, 4/1/26	1,000,000	1,071,700
3.50%, 11/15/27	1,300,000	1,291,573
4.50%, 5/15/47	743,000	750,512
Owens Corning, 3.40%, 8/15/26	1,365,000	1,347,417
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (a)	3,000,000	3,075,969
SBA Tower Trust, 2.877%, 7/15/21 (a)	1,600,000	1,596,720
		18,960,155

Technology - 7.0%
Apple, Inc., 3.00%, 6/20/27	1,878,000	1,871,177
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	1,500,000	1,479,822
CA, Inc., 4.70%, 3/15/27	1,500,000	1,533,687
Dell International LLC / EMC Corp.:
4.42%, 6/15/21 (a)	1,104,000	1,164,784
6.02%, 6/15/26 (a)	3,675,000	4,055,337

8.35%, 7/15/46 (a)	870,000	1,127,627
DXC Technology Co., 4.75%, 4/15/27 (a)	1,750,000	1,828,379
EMC Corp., 1.875%, 6/1/18	1,688,000	1,678,934
Fidelity National Information Services, Inc., 4.50%, 8/15/46	880,000	907,675
Hewlett Packard Enterprise Co.:
2.85%, 10/5/18	5,200,000	5,246,228
6.35%, 10/15/45	2,400,000	2,548,008
Microsoft Corp.:
4.45%, 11/3/45	1,335,000	1,491,286
3.95%, 8/8/56	1,510,000	1,517,337
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (a)	870,000	918,285
4.625%, 6/15/22 (a)	955,000	1,029,013
Oracle Corp.:
4.125%, 5/15/45	1,600,000	1,651,421
4.00%, 7/15/46	1,200,000	1,216,790
Seagate HDD Cayman:
4.875%, 3/1/24 (a)	2,140,000	2,179,573
4.875%, 6/1/27	3,100,000	3,102,185
		36,547,548

Utilities - 0.8%
Consolidated Edison Co. of New York, Inc.:
4.50%, 12/1/45	900,000	998,979
4.30%, 12/1/56	1,740,000	1,822,055
New York State Electric & Gas Corp., 3.25%, 12/1/26 (a)	1,180,000	1,183,152
		4,004,186

Total Corporate Bonds (Cost $347,328,254)		352,681,831

FLOATING RATE LOANS (f) - 0.1%
Consumer, Cyclical - 0.1%
VFH Parent LLC, Term Loan, 10/15/21 (g)	525,000	529,156

Financial - 0.0% (h)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 (b)(i)(j)(k)	3,077,944	81,566

Total Floating Rate Loans (Cost $3,602,288)		610,722

SOVEREIGN GOVERNMENT BONDS - 0.5%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	2,700,000	2,784,375

Total Sovereign Government Bonds (Cost $2,696,696)		2,784,375

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0% (h)
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	64	66

Total U.S. Government Agencies and Instrumentalities (Cost $64)		66

U.S. TREASURY OBLIGATIONS - 5.0%
U.S. Treasury Bonds:
2.25%, 8/15/46	4,329,000	3,818,486
3.00%, 2/15/47	21,775,000	22,505,660

Total U.S. Treasury Obligations (Cost $25,583,854)		26,324,146

TIME DEPOSIT - 2.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	15,129,872	15,129,872

Total Time Deposit (Cost $15,129,872)		15,129,872

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	1,583,265	1,583,265

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,583,265)		1,583,265

TOTAL INVESTMENTS (Cost $524,260,390) - 100.8%		529,586,154
Other assets and liabilities, net - (0.8%)		(4,191,963)
NET ASSETS - 100.0%		525,394,191

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
5 Year U.S. Treasury Notes	(23)	9/17	($2,710,227)	$9,640
10 Year U.S. Treasury Notes	(103)	9/17	(12,929,719)	49,751
Total Short				$59,391

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $157,393,167, which represents 30.0% of the net assets of the Fund as of June 30, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(c) Security, or portion of security, is on loan. Total value of securities on loan, including accrued interest, is $1,541,347 as of June 30, 2017.
(d) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(e) When-issued security.
(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(g) This floating rate loan will settle after June 30, 2017, at which time the interest rate will be determined.
(h) Amount is less than 0.05%.
(i) Restricted security. Total market value of restricted securities amounts to $81,566, which represents less than 0.05% of the net assets of the Fund as of June 30, 2017.
(j) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(k) For fair value measurement disclosure purposes, security is categorized as Level 3.
(l) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2017.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	3,077,944

During the fiscal year to date ended June 30, 2017, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $59,391.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$526,692,160
Gross unrealized appreciation	$8,055,409
Gross unrealized depreciation	(5,161,415)
Net unrealized appreciation (depreciation)	$2,893,994
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3*	TOTAL
Asset-Backed Securities	$—	$94,271,027	$—	$94,271,027
Collateralized Mortgage-Backed Obligations	—	14,415,396	—	14,415,396
Commercial Mortgage-Backed Securities	—	21,785,454	—	21,785,454
Corporate Bonds	—	352,681,831	—	352,681,831
Floating Rate Loans	—	529,156	81,566	610,722
Sovereign Government Bonds	—	2,784,375	—	2,784,375
U.S. Government Agencies and Instrumentalities	—	66	—	66
U.S. Treasury Obligations	—	26,324,146	—	26,324,146
Time Deposit	—	15,129,872	—	15,129,872
Short Term Investment of Cash Collateral for Securities Loaned	1,583,265	—	—	1,583,265
TOTAL	$1,583,265	$527,921,323	$81,566	$529,586,154

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts**	$59,391	$—	$—	$59,391

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
The Calvert Funds adopted amended Valuation Policies and Procedures effective June 21, 2017 to align them with valuation policies used by other funds managed by the Adviser. The amended Valuation Policies and Procedures primarily changed from the use of bid price to the mean of the bid and asked price for debt securities and resulted in an increase in the Fund’s NAV per share of $0.03.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 18.7%
Automobile - 3.3%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-1A, Class A, 1.92%, 9/20/19 (a)	21,135,000	21,130,433
Series 2013-2A, Class A, 2.97%, 2/20/20 (a)	1,206,000	1,218,709
Series 2013-2A, Class B, 3.66%, 2/20/20 (a)	2,000,000	2,031,595
CPS Auto Receivables Trust:
Series 2013-A, Class A, 1.31%, 6/15/20 (a)	252,444	251,877
Series 2013-B, Class A, 1.82%, 9/15/20 (a)	637,004	636,767
Credit Acceptance Auto Loan Trust:
Series 2015-1A, Class B, 2.61%, 1/17/23 (a)	2,500,000	2,511,511
Series 2017-2A, Class A, 2.55%, 2/17/26 (a)	4,315,000	4,310,327
Flagship Credit Auto Trust, Series 2015-3, Class A, 2.38%, 10/15/20 (a)	2,005,757	2,008,563
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	1,222,407	1,223,139
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	460,500	460,852
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	4,000,000	4,041,700
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	4,780,000	4,759,595
		44,585,068

Other - 14.6%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	143,233	149,919
BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (a)	2,824,737	2,849,256
Citi Held For Asset Issuance, Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,000,000	2,018,319
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	12,837,325	12,822,859
Colony American Homes, Series 2014-2A, Class B, 2.566%, 7/17/31 (a)(b)	5,501,513	5,513,896
Conn Funding II LP:
Series 2016-B, Class A, 3.73%, 10/15/18 (a)	4,802,213	4,810,340
Series 2017-A, Class A, 2.73%, 5/15/20 (a)	3,732,488	3,737,780
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	5,482,778	5,505,208
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP1, Class A, 2.39%, 4/17/23 (a)	3,400,000	3,403,638
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	8,602,000	8,672,458
Dell Equipment Finance Trust, Series 2017-1, Class A2, 1.86%, 6/24/19 (a)	1,050,000	1,050,352
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	6,107,000	6,093,036
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (a)	3,187,500	3,167,971
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	3,749,982	3,682,462
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)	1,500,000	1,524,327

FRS I LLC:
Series 2013-1A, Class A1, 1.80%, 4/15/43 (a)	1,569,792	1,553,973
Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	6,715,355	6,707,350
Series 2013-1A, Class B, 3.96%, 4/15/43 (a)	5,980,778	5,995,624
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(j)	3,243,829	3,258,078
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	548,430	548,333
Invitation Homes Trust:
Series 2014-SFR2, Class B, 2.809%, 9/17/31 (a)(b)	4,000,000	4,003,422
Series 2015-SFR2, Class C, 3.209%, 6/17/32 (a)(b)	2,500,000	2,512,081
Series 2015-SFR2, Class D, 3.301%, 6/17/32 (a)(b)	2,000,000	2,010,107
Leaf Receivables Funding 12 LLC, Series 2017-1, Class A2, 1.72%, 5/15/19 (a)	4,000,000	3,996,414
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	1,392,491	1,393,067
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,500,000	1,501,706
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	5,740,084	5,754,745
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	10,836,422	10,862,347
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)	7,000,000	7,078,574
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (a)	2,060,000	2,076,890
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (a)(j)	3,986,887	4,016,351
Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 6/12/32 (a)	1,221,000	1,227,929
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	2,792,858	2,794,152
SBA Tower Trust, Series 2014-1A, Class C, 2.898%, 10/15/44 (a)(b)	7,000,000	7,040,845
Sierra Timeshare Receivables Funding LLC:
Series 2013-2A, Class B, 2.92%, 11/20/25 (a)(b)	370,144	370,925
Series 2012-3A, Class A, 1.87%, 8/20/29 (a)	1,036,457	1,035,769
Series 2013-1A, Class B, 2.39%, 11/20/29 (a)	306,824	306,810
Series 2014-1A, Class A, 2.07%, 3/20/30 (a)	712,017	711,239
Series 2014-1A, Class B, 2.42%, 3/20/30 (a)	712,017	711,548
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	27,049	27,091
Series 2014-3A, Class B, 2.80%, 10/20/31 (a)	1,010,714	1,013,187
Series 2015-2A, Class B, 3.02%, 6/20/32 (a)	1,304,970	1,309,661
Series 2015-3A, Class B, 3.08%, 9/20/32 (a)	1,689,653	1,695,345
Silverleaf Finance XVIII LLC, Series 2014-A, Class A, 2.81%, 1/15/27 (a)	1,480,100	1,478,259
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)	7,885,903	7,942,248
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	10,000,000	10,093,428
STORE Master Funding LLC, Series 2013-1A, Class A1, 4.16%, 3/20/43 (a)	4,645,278	4,642,602
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A2, 1.336%, 1/25/37 (a)(b)	363,501	363,873
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (a)(j)	5,711,486	5,739,761
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(j)	1,718,156	1,729,721
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	18,790,313	19,003,556
		197,508,832

Student Loan - 0.8%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (a)	1,982,131	1,994,527
Social Professional Loan Program LLC:
Series 2014-B, Class A2, 2.55%, 8/27/29 (a)	1,067,292	1,073,707
Series 2015-A, Class A2, 2.42%, 3/25/30 (a)	1,232,609	1,234,890
Series 2014-B, Class A1, 2.241%, 8/25/32 (a)(b)	2,572,516	2,613,211
Series 2015-B, Class B, 3.52%, 3/25/36 (a)	4,464,810	4,519,133
		11,435,468

Total Asset-Backed Securities (Cost $252,774,760)		253,529,368

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 3.6%
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 2.972%, 10/27/27 (a)(b)	4,503,527	4,503,615
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.516%, 7/25/25 (a)(b)	4,146,061	4,214,533
Fannie Mae Connecticut Avenue Securities:
Series 2016-C03, Class 2M1, 3.416%, 10/25/28 (b)	2,961,336	3,004,933
Series 2016-C05, Class 2M1, 2.566%, 1/25/29 (b)	2,782,092	2,805,259
Series 2017-C01, Class 1M1, 2.516%, 7/25/29 (b)	4,481,452	4,530,023
Series 2017-C02, Class 2M1, 2.366%, 9/25/29 (b)	589,106	594,490
Series 2017-C04, Class 2M1, 2.066%, 11/25/29 (b)	5,373,081	5,397,055
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 4.016%, 5/25/28 (b)	9,569,105	9,909,835
Series 2016-HQA1, Class M2, 3.966%, 9/25/28 (b)	6,500,000	6,746,418
Series 2016-HQA2, Class M2, 3.466%, 11/25/28 (b)	3,500,000	3,597,790
Series 2017-DNA1, Class M1, 2.416%, 7/25/29 (b)	976,963	990,106
Series 2017-DNA2, Class M1, 2.416%, 10/25/29 (b)	2,898,943	2,941,819

Total Collateralized Mortgage-Backed Obligations (Cost $48,300,087)		49,235,876

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2%
BBCMS Trust, Series 2015-RRI, Class C, 3.309%, 5/15/32 (a)(b)	3,000,000	3,008,053
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.659%, 8/15/29 (a)(b)	3,600,000	3,608,834
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 3.009%, 12/15/27 (a)(b)	6,000,000	6,009,440
CLNS Trust, Series 2017-IKPR, Class B, 2.00%, 6/11/32 (a)(b)	6,770,000	6,783,763
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	1,564,693	1,559,360
COMM Mortgage Trust, Series 2013-THL, Class B, 2.689%, 6/8/30 (a)(b)	15,000,000	14,963,385
Credit Suisse Mortgage Capital Trust:
Series 2015-TOWN, Class A, 2.377%, 3/15/28 (a)(b)	3,000,000	3,000,377
Series 2015-DEAL, Class B, 3.009%, 4/15/29 (a)(b)	10,000,000	10,038,174
GS Mortgage Securities Corp. Trust, Series 2014-NEW, Class B, 3.79%, 1/10/31 (a)	3,500,000	3,530,844

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	4,200,000	4,212,611
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (a)(b)	3,000,000	2,972,300
Motel 6 Trust:
Series 2015-MTL6, Class C, 3.644%, 2/5/30 (a)	4,000,000	3,999,877
Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	6,200,000	6,215,601
TRU Trust, Series 2016-TOYS, Class A, 3.377%, 11/15/30 (a)(b)	13,802,772	13,834,444

Total Commercial Mortgage-Backed Securities (Cost $83,786,091)		83,737,063

CORPORATE BONDS - 58.4%
Basic Materials - 0.9%
Air Liquide Finance SA, 1.75%, 9/27/21 (a)	2,000,000	1,949,602
Sherwin-Williams Co. (The):
2.25%, 5/15/20	6,700,000	6,719,109
2.75%, 6/1/22	3,400,000	3,401,455
		12,070,166

Communications - 4.8%
AT&T, Inc.:
3.20%, 3/1/22	4,000,000	4,052,652
3.80%, 3/15/22	4,000,000	4,144,124
3.60%, 2/17/23	6,000,000	6,147,558
3.80%, 3/1/24	1,650,000	1,693,049
Cisco Systems, Inc.:
2.45%, 6/15/20	2,000,000	2,032,886
2.20%, 2/28/21	2,700,000	2,715,773
1.85%, 9/20/21	2,000,000	1,976,338
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (a)	6,000,000	6,180,000
Crown Castle Towers LLC, 3.222%, 5/15/42 (a)	2,765,000	2,837,968
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (a)	2,000,000	2,007,572
Sprint Communications, Inc.:
8.375%, 8/15/17	4,000,000	4,035,000
9.00%, 11/15/18 (a)	3,750,000	4,074,600
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (a)	3,000,000	3,033,750
Telefonica Emisiones SAU, 3.192%, 4/27/18	3,000,000	3,032,367
Time Warner Cable, Inc.:
6.75%, 7/1/18	3,000,000	3,139,440
8.75%, 2/14/19	1,500,000	1,650,542

Verizon Communications, Inc.:
2.946%, 3/15/22 (a)	2,984,000	3,007,681
2.45%, 11/1/22	9,685,000	9,503,929
		65,265,229

Consumer, Cyclical - 9.2%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (a)	3,313,436	3,423,608
Series B, 5.60%, 1/15/22 (a)	8,693,694	9,095,777
Series B, 5.25%, 7/15/25	3,942,880	4,115,184
Coach, Inc., 3.00%, 7/15/22	5,200,000	5,132,353
CVS Health Corp.:
2.80%, 7/20/20	2,000,000	2,037,478
3.50%, 7/20/22	5,000,000	5,190,530
CVS Pass-Through Trust, 6.036%, 12/10/28	1,558,752	1,760,951
Delta Air Lines Pass-Through Trust, Series 1A, 6.20%, 1/2/20	2,070,319	2,154,426
Ford Motor Credit Co. LLC:
6.625%, 8/15/17	4,978,000	5,005,419
2.145%, 1/9/18	9,350,000	9,383,080
2.875%, 10/1/18	7,240,000	7,314,188
2.735%, 1/8/19 (b)	9,000,000	9,126,990
2.262%, 3/28/19	2,538,000	2,546,081
2.104%, 11/4/19 (b)	4,700,000	4,724,826
2.018%, 6/12/20 (b)	14,310,000	14,318,815
2.425%, 6/12/20	3,635,000	3,634,211
3.336%, 3/18/21	11,340,000	11,567,968
Newell Rubbermaid, Inc.:
2.60%, 3/29/19	850,000	858,679
3.15%, 4/1/21	5,000,000	5,122,755
Staples, Inc., 2.75%, 1/12/18	4,075,000	4,090,856
Virgin Australia Pass-Through Trust:
6.00%, 4/23/22 (a)	3,423,474	3,526,178
5.00%, 4/23/25 (a)	2,966,237	3,099,717
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19	3,000,000	3,048,954
3.30%, 11/18/21	2,000,000	2,063,994
Wyndham Worldwide Corp.:
2.50%, 3/1/18	425,000	426,926
4.15%, 4/1/24	2,500,000	2,570,888
		125,340,832

Consumer, Non-cyclical - 4.8%
Abbott Laboratories, 2.35%, 11/22/19	3,000,000	3,024,441
Amgen, Inc., 2.70%, 5/1/22	4,000,000	4,026,892

AstraZeneca plc, 2.375%, 11/16/20	5,000,000	5,030,740
Becton Dickinson and Co.:
2.133%, 6/6/19	4,100,000	4,108,307
2.404%, 6/5/20	2,628,000	2,635,424
2.894%, 6/6/22	2,628,000	2,634,220
3.363%, 6/6/24	4,100,000	4,114,104
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,034,527
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (a)	5,000,000	5,354,068
Kraft Heinz Foods Co., 2.80%, 7/2/20	5,000,000	5,077,930
Kroger Co. (The), 2.95%, 11/1/21	3,000,000	3,027,606
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,489,427
Mondelez International Holdings Netherlands BV:
1.625%, 10/28/19 (a)	2,000,000	1,982,420
2.00%, 10/28/21 (a)	3,000,000	2,925,648
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	5,505,000	5,445,678
Unilever Capital Corp., 1.80%, 5/5/20	4,060,000	4,053,882
Zoetis, Inc., 1.875%, 2/1/18	5,400,000	5,404,104
		65,369,418

Financial - 29.9%
Air Lease Corp., 2.125%, 1/15/18	8,104,000	8,119,503
Ally Financial, Inc.:
6.25%, 12/1/17	3,025,000	3,081,114
3.25%, 2/13/18	2,860,000	2,885,025
3.60%, 5/21/18	4,290,000	4,348,987
American Tower Corp., 2.80%, 6/1/20	2,000,000	2,028,398
Bank of America Corp.:
6.40%, 8/28/17	9,755,000	9,824,651
2.00%, 1/11/18	22,300,000	22,337,174
2.151%, 11/9/20	5,625,000	5,603,535
3.124% to 1/20/22, floating rate thereafter to 1/20/23	6,000,000	6,071,634
2.881% to 4/24/22, floating rate thereafter to 4/24/23	7,200,000	7,220,542
2.503%, 10/21/22	14,815,000	14,641,798
Capital One Bank, 2.25%, 2/13/19	3,000,000	3,009,258
Capital One Financial Corp.:
6.75%, 9/15/17	6,655,000	6,722,821
2.50%, 5/12/20	3,849,000	3,867,968
Capital One NA:
1.50%, 9/5/17	5,000,000	5,000,550
1.65%, 2/5/18	12,000,000	11,996,940
2.35%, 8/17/18	9,400,000	9,440,411
2.25%, 9/13/21	2,000,000	1,964,694

Citibank NA:
1.614%, 3/20/19 (b)	3,600,000	3,606,120
1.728%, 6/12/20 (b)	3,400,000	3,410,122
Citigroup, Inc.:
1.70%, 4/27/18	28,555,000	28,532,327
2.65%, 10/26/20	7,980,000	8,062,010
2.70%, 3/30/21	7,000,000	7,049,560
2.75%, 4/25/22	7,200,000	7,208,395
Citizens Bank NA:
1.75%, 3/2/20 (b)	3,250,000	3,253,877
2.25%, 3/2/20	4,300,000	4,298,431
Citizens Financial Group, Inc., 5.158% to 6/29/18, floating rate thereafter to 6/29/23	10,575,000	10,894,492
Commonwealth Bank of Australia:
1.75%, 11/7/19 (a)	3,500,000	3,471,258
2.00%, 9/6/21 (a)(c)	3,000,000	2,946,186
Compass Bank, 1.85%, 9/29/17	2,000,000	2,000,566
Credit Acceptance Corp., 6.125%, 2/15/21	3,250,000	3,347,500
Crown Castle International Corp., 3.40%, 2/15/21	4,000,000	4,110,796
DDR Corp., 4.75%, 4/15/18	9,265,000	9,447,798
Discover Bank:
2.60%, 11/13/18	1,000,000	1,008,867
8.70%, 11/18/19	2,107,000	2,382,143
3.10%, 6/4/20	1,000,000	1,019,656
ERP Operating LP, 2.375%, 7/1/19	2,000,000	2,012,766
GE Capital International Funding Co., 2.342%, 11/15/20	3,264,000	3,291,395
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	5,000,000	5,195,460
Goldman Sachs Group, Inc. (The), 2.908% to 6/5/22, floating rate thereafter to 6/5/23	6,000,000	5,983,002
Huntington National Bank (The), 2.20%, 11/6/18	2,225,000	2,231,895
International Finance Corp., 1.75%, 3/30/20	3,900,000	3,906,685
iStar, Inc.:
4.00%, 11/1/17	8,890,000	8,895,556
6.00%, 4/1/22	1,666,000	1,711,815
KeyCorp., 2.90%, 9/15/20	5,000,000	5,089,935
MetLife, Inc., 1.756%, 12/15/17	7,245,000	7,251,013
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (a)	8,000,000	7,998,600
Mitsubishi UFJ Financial Group, Inc., 2.19%, 9/13/21	3,000,000	2,957,964
Morgan Stanley:
6.25%, 8/28/17	8,200,000	8,257,375
1.982%, 2/14/20 (b)	7,000,000	7,030,366
2.80%, 6/16/20	5,000,000	5,077,935
4.875%, 11/1/22	4,875,000	5,298,613
2.553%, 10/24/23 (b)	9,000,000	9,163,053
2.373%, 5/8/24 (b)	7,200,000	7,243,056
National City Corp., 6.875%, 5/15/19	1,500,000	1,632,933

Regions Bank, 2.25%, 9/14/18	3,375,000	3,389,705
Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	1,000,000	998,826
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	2,000,000	1,992,618
Svenska Handelsbanken AB, 1.50%, 9/6/19 (c)	3,000,000	2,971,092
Synchrony Bank, 3.00%, 6/15/22	1,900,000	1,893,367
Synchrony Financial:
1.875%, 8/15/17	4,375,000	4,376,046
2.58%, 11/9/17 (b)	16,755,000	16,809,035
2.60%, 1/15/19	4,000,000	4,022,892
3.00%, 8/15/19	5,661,000	5,743,854
Toronto-Dominion Bank (The), 1.75%, 7/23/18	6,700,000	6,712,147
UDR, Inc., 3.70%, 10/1/20	2,000,000	2,061,590
Vornado Realty LP, 2.50%, 6/30/19	5,131,000	5,174,121
Westpac Banking Corp.:
1.653%, 3/6/20 (b)	3,500,000	3,501,589
2.005%, 6/28/22 (b)	8,000,000	8,002,064
Willis North America, Inc., 3.60%, 5/15/24	3,186,000	3,222,040
		405,315,510

Industrial - 2.3%
Carlisle Cos., Inc., 3.75%, 11/15/22	4,965,000	5,011,582
Masco Corp., 3.50%, 4/1/21	3,000,000	3,097,590
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (a)	2,500,000	2,563,308
Pentair Finance SA, 2.90%, 9/15/18	2,451,000	2,477,088
SBA Tower Trust, 2.24%, 4/15/43 (a)	12,000,000	11,996,561
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (a)	3,160,000	3,105,357
Stanley Black & Decker, Inc., 1.622%, 11/17/18	3,000,000	2,993,742
		31,245,228

Technology - 6.4%
Apple, Inc.:
2.25%, 2/23/21	4,000,000	4,028,220
2.85%, 2/23/23	6,500,000	6,616,863
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	6,275,000	6,576,150
CA, Inc., 3.60%, 8/15/22	3,846,000	3,893,152
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (a)	9,150,000	9,368,548
4.42%, 6/15/21 (a)	8,250,000	8,704,228
DXC Technology Co., 2.875%, 3/27/20 (a)	1,898,000	1,922,981
EMC Corp., 1.875%, 6/1/18	5,780,000	5,748,956
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	4,481,000	4,493,108
2.85%, 10/5/18	2,889,000	2,914,683

Intel Corp.:
2.45%, 7/29/20	2,000,000	2,034,510
3.10%, 7/29/22	2,000,000	2,073,208
Microsoft Corp., 2.65%, 11/3/22	2,000,000	2,029,734
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (a)	1,630,000	1,720,465
4.625%, 6/15/22 (a)	1,590,000	1,713,225
Oracle Corp.:
2.25%, 10/8/19	2,000,000	2,025,398
2.80%, 7/8/21	2,000,000	2,046,660
1.90%, 9/15/21	5,000,000	4,958,515
2.50%, 5/15/22	3,000,000	3,030,135
QUALCOMM, Inc., 2.90%, 5/20/24	6,800,000	6,790,616
Seagate HDD Cayman, 4.25%, 3/1/22 (a)	4,000,000	4,069,824
		86,759,179

Utilities - 0.1%
Consolidated Edison, Inc., 2.00%, 5/15/21	1,000,000	985,227

Total Corporate Bonds (Cost $787,625,579)		792,350,789

FLOATING RATE LOANS (d) - 0.1%
Consumer, Cyclical - 0.1%
VFH Parent LLC, Term Loan, 10/15/21 (e)	1,330,000	1,340,529

Financial - 0.0% (f)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 (b)(g)(h)(i)	385,345	10,212

Total Floating Rate Loans (Cost $1,713,683)		1,350,741

SOVEREIGN GOVERNMENT BONDS - 0.5%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	6,000,000	6,187,500

Total Sovereign Government Bonds (Cost $5,992,659)		6,187,500

U.S. TREASURY OBLIGATIONS - 9.4%
U.S. Treasury Notes:
1.25%, 5/31/19(c)	11,300,000	11,274,179
1.50%, 5/15/20	61,000,000	60,934,486
1.75%, 5/31/22	55,750,000	55,423,361

Total U.S. Treasury Obligations (Cost $128,211,850)		127,632,026

COMMERCIAL PAPER - 0.6%
Vodafone Group plc, 1.60%, 9/12/17 (a)	7,550,000	7,526,348

Total Commercial Paper (Cost $7,525,504)		7,526,348

TIME DEPOSIT - 1.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	24,360,518	24,360,518

Total Time Deposit (Cost $24,360,518)		24,360,518

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	11,444,128	11,444,128

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $11,444,128)		11,444,128

TOTAL INVESTMENTS (Cost $1,351,734,859) - 100.1%		1,357,354,357
Other assets and liabilities, net - (0.1%)		(924,884)
NET ASSETS - 100.0%		1,356,429,473

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
2 Year U.S. Treasury Notes	421	9/17	$90,982,047	($129,910)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $472,213,422, which represents 34.8% of the net assets of the Fund as of June 30, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(c) Security, or portion of security, is on loan. Total value of securities on loan, including accrued interest, is $11,203,678 as of June 30, 2017.
(d) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) The floating-rate loan will settle after June 30, 2017, at which time the interest rate will be determined.
(f) Amount is less than 0.05%.
(g) For fair value measurement disclosure purposes, security is categorized as Level 3.
(h) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(i) Restricted security. Total market value of restricted securities amounts to $10,212, which represents less than 0.05% of the net assets of the Fund as of June 30, 2017.
(j) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2017.

During the fiscal year to date ended June 30, 2017, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $129,910.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$1,351,761,621
Gross unrealized appreciation	$8,242,772
Gross unrealized depreciation	(2,650,036)
Net unrealized appreciation (depreciation)	$5,592,736
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3*	TOTAL
Asset-Backed Securities	$—	$253,529,368	$—	$253,529,368
Collateralized Mortgage-Backed Obligations	—	49,235,876	—	49,235,876
Commercial Mortgage-Backed Securities	—	83,737,063	—	83,737,063
Corporate Bonds	—	792,350,789	—	792,350,789
Floating Rate Loans	—	1,340,529	10,212	1,350,741
Sovereign Government Bonds	—	6,187,500	—	6,187,500
U.S. Treasury Obligations	—	127,632,026	—	127,632,026
Commercial Paper	—	7,526,348	—	7,526,348
Time Deposit	—	24,360,518	—	24,360,518
Short Term Investment of Cash Collateral for Securities Loaned	11,444,128	—	—	11,444,128
TOTAL	$11,444,128	$1,345,900,017	$10,212	$1,357,354,357

DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts**	($129,910)	$—	$—	($129,910)

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
The Calvert Funds adopted amended Valuation Policies and Procedures effective June 21, 2017 to align them with valuation policies used by other funds managed by the Adviser. The amended Valuation Policies and Procedures primarily changed from the use of bid price to the mean of the bid and asked price for debt securities and resulted in an increase in the Fund’s NAV per share of $0.01.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 8.7%
Automobile - 0.6%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	500,000	505,212

Other - 7.7%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	429,699	449,758
Apidos CLO XXI, Series 2015-21A, Class D, 6.708%, 7/18/27 (a)(b)	300,000	295,781
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	333,477	336,485
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	600,000	605,496
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (a)	390,000	396,895
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	327,135	328,473
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	492,500	491,374
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.882%, 8/15/28 (a)(b)	500,000	500,494
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)	450,000	465,854
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(k)	224,138	224,571
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (a)	500,000	508,332
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75%, 5/17/32 (a)(k)	248,512	251,971
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	617,000	620,413
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(k)	35,125	35,228
Wendys Funding LLC, 2015-1, Series 2015-1A, Class A23, 4.497%, 6/15/45 (a)	1,179,000	1,213,047
		6,724,172

Student Loan - 0.4%
Navient Student Loan Trust, Series 2015-1, Class B, 2.716%, 7/25/52 (b)	400,000	390,150

Total Asset-Backed Securities (Cost $7,452,755)		7,619,534

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS – 3.0%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.516%, 7/25/25 (a)(b)	398,660	405,244
Fannie Mae Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 6.966%, 7/25/29 (b)	215,000	244,882
Series 2017-C02, Class 2B1, 6.716%, 9/25/29 (b)	180,000	198,176
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	215,000	214,185
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class B, 9.166%, 5/25/25 (b)	493,079	571,892
Series 2016-DNA2, Class B, 11.716%, 10/25/28 (b)	599,621	755,132

Series 2017-DNA2, Class B1, 6.366%, 10/25/29 (b)	260,000	284,088

Total Collateralized Mortgage-Backed Obligations (Cost $2,374,853)		2,673,599

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	800,000	802,013
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	305,423	304,618

Total Commercial Mortgage-Backed Securities (Cost $1,093,428)		1,106,631

CORPORATE BONDS - 74.3%
Basic Materials - 0.8%
Sherwin-Williams Co. (The):
3.45%, 6/1/27	242,000	244,222
4.50%, 6/1/47	425,000	447,828
		692,050

Communications - 12.1%
Amazon.com, Inc., 4.80%, 12/5/34	400,000	462,346
AT&T, Inc.:
4.125%, 2/17/26	1,015,000	1,042,580
5.15%, 3/15/42	660,000	677,192
4.75%, 5/15/46	1,690,000	1,665,936
CBS Corp.:
2.90%, 1/15/27	230,000	218,312
4.60%, 1/15/45	225,000	232,034
Comcast Corp.:
4.25%, 1/15/33	335,000	358,009
3.20%, 7/15/36	515,000	483,647
Crown Castle Towers LLC, 3.663%, 5/15/45 (a)	487,000	504,045
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	1,065,595
Time Warner Cable LLC, 4.50%, 9/15/42	335,000	320,339
Time Warner, Inc.:
4.90%, 6/15/42	500,000	516,556
4.85%, 7/15/45	190,000	196,335
Verizon Communications, Inc.:
4.125%, 8/15/46	335,000	299,776
4.862%, 8/21/46	2,125,000	2,132,724
4.522%, 9/15/48	500,000	475,991
		10,651,417

Consumer, Cyclical - 8.0%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (a)	281,085	290,432
4.40%, 3/22/25	283,886	288,145
Coach, Inc., 4.125%, 7/15/27	632,000	626,916
CVS Health Corp., 5.125%, 7/20/45	500,000	576,225
CVS Pass-Through Trust, 6.036%, 12/10/28	250,756	283,283
Ford Motor Co., 4.75%, 1/15/43	300,000	291,005
Ford Motor Credit Co. LLC, 4.134%, 8/4/25	1,020,000	1,039,467
Home Depot, Inc. (The):
4.40%, 3/15/45	400,000	440,388
3.50%, 9/15/56	260,000	236,716
Latam Airlines Pass-Through Trust, 4.50%, 8/15/25	138,855	137,293
Newell Brands, Inc., 5.50%, 4/1/46	500,000	604,249
Nordstrom, Inc.:
4.00%, 3/15/27 (c)	168,000	164,741
5.00%, 1/15/44	238,000	227,859
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	195,255	196,625
Southwest Airlines Co., 3.00%, 11/15/26	450,000	437,376
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (a)	170,280	175,388
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46 (c)	550,000	578,802
Whirlpool Corp., 4.50%, 6/1/46	200,000	210,006
Wyndham Worldwide Corp., 4.50%, 4/1/27	215,000	222,091
		7,027,007

Consumer, Non-cyclical - 10.3%
AbbVie, Inc., 4.30%, 5/14/36	420,000	429,271
Amgen, Inc.:
4.40%, 5/1/45	200,000	206,544
4.663%, 6/15/51	559,000	595,551
Becton Dickinson and Co.:
3.70%, 6/6/27	450,000	451,616
4.669%, 6/6/47	650,000	672,224
ERAC USA Finance LLC:
5.625%, 3/15/42 (a)	435,000	496,357
4.20%, 11/1/46 (a)	265,000	250,830
Express Scripts Holding Co., 4.80%, 7/15/46	400,000	409,019
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (a)	250,000	252,355
Johnson & Johnson:
4.375%, 12/5/33	200,000	228,108
3.55%, 3/1/36	200,000	206,813
Kaiser Foundation Hospitals, 3.15%, 5/1/27	319,000	319,638
Kraft Heinz Foods Co.:
3.00%, 6/1/26	350,000	335,519

5.20%, 7/15/45	500,000	544,221
4.375%, 6/1/46	1,025,000	1,002,993
Kroger Co. (The), 3.875%, 10/15/46	450,000	398,722
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	272,543
MEDNAX, Inc., 5.25%, 12/1/23 (a)	200,000	206,500
Merck & Co., Inc., 3.70%, 2/10/45	400,000	400,540
PepsiCo, Inc., 4.60%, 7/17/45	365,000	409,870
Pfizer, Inc., 4.00%, 12/15/36	275,000	291,470
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	440,000	431,152
Zoetis, Inc., 4.70%, 2/1/43	210,000	229,291
		9,041,147

Financial - 24.6%
American Financial Group, Inc., 3.50%, 8/15/26	240,000	238,209
American International Group, Inc., 3.90%, 4/1/26	420,000	430,485
American Tower Corp., 3.375%, 10/15/26	850,000	833,360
Aon plc, 4.60%, 6/14/44	245,000	260,372
Bank of America Corp.:
6.10% to 3/17/25, floating rate thereafter (b)(d)	150,000	163,140
3.875%, 8/1/25	510,000	528,196
3.824% to 1/20/27, floating rate thereafter to 1/20/28 (b)	2,485,000	2,531,435
3.705% to 4/24/27, floating rate thereafter to 4/24/28 (b)	190,000	191,668
4.183%, 11/25/27	500,000	509,578
Capital One Financial Corp.:
4.20%, 10/29/25	200,000	202,036
3.75%, 7/28/26	665,000	650,224
Chubb INA Holdings, Inc., 4.15%, 3/13/43	250,000	265,203
Citigroup, Inc.:
4.60%, 3/9/26	670,000	704,383
6.25% to 8/15/26, floating rate thereafter (b)(d)	175,000	194,359
3.887% to 1/10/27, floating rate thereafter to 1/10/28 (b)	2,370,000	2,411,660
Citizens Financial Group, Inc., 4.30%, 12/3/25	590,000	616,270
Credit Acceptance Corp.:
6.125%, 2/15/21	250,000	257,500
7.375%, 3/15/23	200,000	209,000
Crown Castle International Corp.:
4.45%, 2/15/26	340,000	361,802
4.75%, 5/15/47	385,000	393,466
Digital Realty Trust LP, 4.75%, 10/1/25	415,000	447,148
Discover Bank, 7.00%, 4/15/20	500,000	555,289
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, floating rate thereafter to 6/5/28 (b)	1,800,000	1,809,581
M&T Bank Corp., 5.125% to 11/1/26, floating rate thereafter (b)(d)	200,000	208,000
MetLife, Inc.:
5.70%, 6/15/35	175,000	216,328

4.05%, 3/1/45	325,000	329,052
Morgan Stanley:
4.00%, 7/23/25	480,000	501,555
3.125%, 7/27/26	1,935,000	1,883,697
Nationwide Building Society, 4.00%, 9/14/26 (a)	565,000	559,981
Principal Financial Group, Inc., 4.625%, 9/15/42	450,000	492,837
Prudential Financial, Inc.:
5.10%, 8/15/43	400,000	466,662
4.60%, 5/15/44	200,000	219,682
Simon Property Group LP, 4.25%, 11/30/46	255,000	255,514
Synchrony Financial, 3.70%, 8/4/26	535,000	517,337
Toronto-Dominion Bank (The), 3.625% to 9/15/26, floating rate thereafter to 9/15/31 (b)	337,000	334,917
UniCredit SpA, 5.861% to 6/19/27, floating rate thereafter to 6/19/32 (a)(b)	450,000	463,078
Westpac Banking Corp., 4.322% to 11/23/26, floating rate thereafter to 11/23/31 (b)	420,000	431,342
		21,644,346

Industrial - 5.6%
Carlisle Cos., Inc., 3.75%, 11/15/22	430,000	434,034
General Electric Co.:
4.125%, 10/9/42	390,000	411,993
4.50%, 3/11/44	1,000,000	1,115,218
Illinois Tool Works, Inc., 3.90%, 9/1/42 (c)	355,000	370,061
Johnson Controls International plc, 4.625%, 7/2/44	550,000	593,872
Keysight Technologies, Inc., 4.60%, 4/6/27	258,000	271,572
Masco Corp.:
4.45%, 4/1/25	150,000	160,965
3.50%, 11/15/27	325,000	322,893
4.50%, 5/15/47	257,000	259,598
Owens Corning, 3.40%, 8/15/26	470,000	463,946
Xylem, Inc., 4.375%, 11/1/46	475,000	494,376
		4,898,528

Technology - 10.4%
Apple, Inc.:
3.00%, 6/20/27	313,000	311,863
3.45%, 2/9/45	350,000	330,244
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	500,000	493,274
CA, Inc., 4.70%, 3/15/27	800,000	817,966
Dell International LLC / EMC Corp.:
6.02%, 6/15/26 (a)	1,200,000	1,324,192
8.35%, 7/15/46 (a)	130,000	168,496
DXC Technology Co., 4.75%, 4/15/27 (a)	1,250,000	1,305,985
Fidelity National Information Services, Inc., 4.50%, 8/15/46	120,000	123,774
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	600,000	637,002

Microsoft Corp.:
4.45%, 11/3/45	585,000	653,485
3.95%, 8/8/56	530,000	532,575
Oracle Corp.:
4.125%, 5/15/45	650,000	670,890
4.00%, 7/15/46	480,000	486,716
QUALCOMM, Inc., 3.25%, 5/20/27	300,000	301,089
Seagate HDD Cayman, 4.875%, 6/1/27	1,040,000	1,040,733
		9,198,284

Utilities - 2.5%
American Water Capital Corp., 4.00%, 12/1/46	500,000	520,616
CMS Energy Corp., 3.00%, 5/15/26	500,000	490,189
Consolidated Edison Co. of New York, Inc.:
4.50%, 12/1/45	100,000	110,998
4.30%, 12/1/56	260,000	272,261
New York State Electric & Gas Corp., 3.25%, 12/1/26 (a)	820,000	822,190
		2,216,254

Total Corporate Bonds (Cost $64,219,316)		65,369,033

FLOATING RATE LOANS (e) - 0.0% (f)
Financial - 0.0% (f)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 (b)(g)(h)(i)	4,817	128

Total Floating Rate Loans (Cost $4,817)		128

TAXABLE MUNICIPAL OBLIGATIONS - 2.8%
General Obligations - 0.8%
Massachusetts, Green Bonds, 3.277%, 6/1/46	800,000	756,832

Special Tax Revenue - 1.3%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (j)	1,000,000	1,147,970

Water and Sewer - 0.7%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	555,000	589,898

Total Taxable Municipal Obligations (Cost $2,464,425)		2,494,700

	PRINCIPAL AMOUNT ($)	VALUE ($)

SOVEREIGN GOVERNMENT BONDS - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	300,000	309,375

Total Sovereign Government Bonds (Cost $299,633)		309,375

U.S. TREASURY OBLIGATIONS - 8.8%
U.S. Treasury Bonds:
2.25%, 8/15/46	225,000	198,466
2.875%, 11/15/46	1,615,000	1,627,017
3.00%, 2/15/47	5,700,000	5,891,264

Total U.S. Treasury Obligations (Cost $7,620,676)		7,716,747

TIME DEPOSIT - 1.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	1,597,825	1,597,825

Total Time Deposit (Cost $1,597,825)		1,597,825

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	1,072,460	1,072,460

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,072,460)		1,072,460

TOTAL INVESTMENTS (Cost $88,200,188) - 102.3%		89,960,032
Other assets and liabilities, net - (2.3%)		(1,994,148)
NET ASSETS - 100.0%		87,965,884

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	39	9/17	$6,469,125	$116,316

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $15,446,675, which represents 17.6% of the net assets of the Fund as of June 30, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(c) Security, or portion of security, is on loan. Total value of securities on loan, including accrued interest, is $1,051,344 as of June 30, 2017.
(d) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(e) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) Amount is less than 0.05%.
(g) For fair value measurement disclosure purposes, security is categorized as Level 3.
(h) Restricted security. Total market value of restricted securities amounts to $128, which represents less than 0.05% of the net assets of the Fund as of June 30, 2017.
(i) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(j) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(k) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2017.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	4,817

During the fiscal year to date ended June 30, 2017, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $116,316.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$88,382,630
Gross unrealized appreciation	$2,266,714
Gross unrealized depreciation	(689,312)
Net unrealized appreciation (depreciation)	$1,577,402

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3*	TOTAL
Asset-Backed Securities	$—	$7,619,534	$—	$7,619,534
Collateralized Mortgage-Backed Obligations	—	2,673,599	—	2,673,599
Commercial Mortgage-Backed Securities	—	1,106,631	—	1,106,631
Corporate Bonds	—	65,369,033	—	65,369,033
Floating Rate Loans	—	—	128	128
Taxable Municipal Obligations	—	2,494,700	—	2,494,700
Sovereign Government Bonds	—	309,375	—	309,375
U.S. Treasury Obligations	—	7,716,747	—	7,716,747
Time Deposit	—	1,597,825	—	1,597,825
Short Term Investment of Cash Collateral for Securities Loaned	1,072,460	—	—	1,072,460
TOTAL	$1,072,460	$88,887,444	$128	$89,960,032

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts**	$116,316	$—	$—	$116,316

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
The Calvert Funds adopted amended Valuation Policies and Procedures effective June 21, 2017 to align them with valuation policies used by other funds managed by the Adviser. The amended Valuation Policies and Procedures primarily changed from the use of bid price to the mean of the bid and asked price for debt securities and resulted in an increase in the Fund’s NAV per share of $0.03.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 19.7%
Automobile - 4.8%
Avis Budget Rental Car Funding AESOP LLC:
Series 2012-3A, Class A, 2.10%, 3/20/19 (a)	6,095,000	6,106,979
Series 2013-1A, Class A, 1.92%, 9/20/19 (a)	17,460,000	17,456,227
CarFinance Capital Auto Trust:
Series 2014-2A, Class A, 1.44%, 11/16/20 (a)	1,198,977	1,197,862
Series 2015-1A, Class A, 1.75%, 6/15/21 (a)	3,235,218	3,235,263
CPS Auto Receivables Trust:
Series 2014-C, Class A, 1.31%, 2/15/19 (a)	98,910	98,896
Series 2013-A, Class A, 1.31%, 6/15/20 (a)	59,215	59,082
Flagship Credit Auto Trust:
Series 2014-2, Class A, 1.43%, 12/16/19 (a)	600,069	600,111
Series 2015-3, Class A, 2.38%, 10/15/20 (a)	1,002,878	1,004,282
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, 1.767%, 4/10/31 (a)(b)	8,250,000	8,254,043
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (a)	1,260,096	1,261,663
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	764,004	764,462
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	728,753	729,310
		40,768,180

Other - 12.2%
AVANT Loans Funding Trust:
Series 2016-B, Class A, 3.92%, 8/15/19 (a)	290,505	290,731
Series 2016-C, Class A, 2.96%, 9/16/19 (a)	1,266,372	1,266,964
Citi Held For Asset Issuance, Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	5,783,333	5,835,484
Colony American Homes, Series 2014-1A, Class B, 2.559%, 5/17/31 (a)(b)	3,750,000	3,758,001
Conn Funding II LP:
Series 2016-B, Class A, 3.73%, 10/15/18 (a)	4,147,577	4,154,596
Series 2017-A, Class A, 2.73%, 5/15/20 (a)	3,418,404	3,423,251
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP1, Class A, 2.39%, 4/17/23 (a)	7,350,000	7,357,864
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	4,946,150	4,986,663
Dell Equipment Finance Trust:
Series 2017-1, Class A1, 1.35%, 5/22/18 (a)	9,714,994	9,717,557
Series 2015-1, Class A3, 1.30%, 3/23/20 (a)	493,509	493,490
Series 2015-2, Class A3, 1.72%, 9/22/20 (a)	6,391,737	6,395,875
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(h)	1,183,879	1,189,080
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	189,114	189,080

Invitation Homes Trust, Series 2014-SFR2, Class A, 2.309%, 9/17/31 (a)(b)	3,340,918	3,349,796
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A, 1.558%, 7/20/18 (a)	737,804	737,392
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	3,854,794	3,856,390
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,310,000	1,311,490
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	6,801,528	6,818,900
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	10,733,761	10,759,440
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(h)	448,791	451,989
Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.56%, 6/15/23 (a)	22,730,000	22,808,259
Sierra Timeshare Receivables Funding LLC:
Series 2012-3A, Class B, 2.66%, 8/20/29 (a)	1,026,760	1,027,551
Series 2013-1A, Class B, 2.39%, 11/20/29 (a)	703,537	703,505
Series 2014-1A, Class A, 2.07%, 3/20/30 (a)	609,665	608,998
Series 2014-1A, Class B, 2.42%, 3/20/30 (a)	356,009	355,774
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	518,036	518,840
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(h)	231,826	232,507
		102,599,467

Student Loan - 2.7%
Social Professional Loan Program LLC:
Series 2014-A, Class A1, 2.816%, 6/25/25 (a)(b)	2,541,710	2,583,607
Series 2016-B, Class A2A, 1.68%, 3/25/31 (a)	2,413,251	2,414,551
Series 2016-C, Class A2A, 1.48%, 5/26/31 (a)	692,969	691,996
Series 2014-B, Class A1, 2.241%, 8/25/32 (a)(b)	1,337,708	1,358,870
Series 2015-A, Class A1, 2.191%, 3/25/33 (a)(b)	1,511,131	1,535,105
Series 2016-B, Class A1, 2.416%, 6/25/33 (a)(b)	717,194	727,500
Series 2016-E, Class A2A, 1.63%, 1/25/36 (a)	13,014,546	13,005,679
		22,317,308

Total Asset-Backed Securities (Cost $165,408,515)		165,684,955

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 6.4%
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 2.972%, 10/27/27 (a)(b)	4,503,527	4,503,615
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M1, 2.166%, 5/25/24 (b)	3,257,809	3,272,071
Series 2016-C03, Class 1M1, 3.216%, 10/25/28 (b)	5,978,387	6,089,693
Series 2016-C03, Class 2M1, 3.416%, 10/25/28 (b)	3,383,955	3,433,775
Series 2016-C07, Class 2M1, 2.516%, 4/25/29 (b)	7,633,113	7,688,601
Series 2017-C01, Class 1M1, 2.516%, 7/25/29 (b)	6,965,735	7,041,231
Series 2017-C02, Class 2M1, 2.366%, 9/25/29 (b)	2,356,424	2,377,961
Series 2017-C04, Class 2M1, 2.066%, 11/25/29 (b)	5,373,081	5,397,055

Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-DNA1, Class M1, 2.416%, 7/25/29 (b)	2,930,889	2,970,317
Series 2017-HQA1, Class M1, 2.416%, 8/25/29 (b)	2,924,112	2,957,544
Series 2017-DNA2, Class M1, 2.416%, 10/25/29 (b)	5,351,894	5,431,050
Series 2017-HQA2, Class M1, 1.959%, 12/25/29 (b)	3,000,000	3,011,480

Total Collateralized Mortgage-Backed Obligations (Cost $53,682,681)		54,174,393

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.8%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 2.49%, 9/15/26 (a)(b)	2,000,000	2,003,981
BBCMS Trust, Series 2015-RRI, Class B, 2.859%, 5/15/32 (a)(b)	3,500,000	3,511,258
BLCP Hotel Trust, Series 2014-CLRN, Class B, 2.509%, 8/15/29 (a)(b)	7,500,000	7,511,191
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 2.559%, 12/15/27 (a)(b)	4,123,944	4,132,762
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	1,984,213	1,977,449
COMM Mortgage Trust:
Series 2013-THL, Class A2, 2.139%, 6/8/30 (a)(b)	2,000,000	2,002,857
Series 2013-THL, Class B, 2.689%, 6/8/30 (a)(b)	5,000,000	4,987,795
Credit Suisse Mortgage Capital Trust:
Series 2015-TOWN, Class A, 2.377%, 3/15/28 (a)(b)	7,000,000	7,000,879
Series 2014-TIKI, Class B, 2.509%, 9/15/38 (a)(b)	3,900,000	3,876,224
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class A, 2.059%, 4/15/27 (a)(b)	5,819,129	5,835,462
TRU Trust, Series 2016-TOYS, Class A, 3.377%, 11/15/30 (a)(b)	3,204,215	3,211,567
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 2.509%, 2/15/27 (a)(b)	3,000,000	3,013,924

Total Commercial Mortgage-Backed Securities (Cost $49,011,264)		49,065,349

CORPORATE BONDS - 55.6%
Communications - 8.3%
AT&T, Inc.:
1.40%, 12/1/17	4,996,000	4,992,413
1.898%, 3/11/19 (b)	10,879,000	10,934,700
2.226%, 6/30/20 (b)	2,000,000	2,027,048
Cisco Systems, Inc., 1.772%, 2/21/18 (b)	3,000,000	3,012,294
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (convertible bond) (a)	6,000,000	6,180,000
eBay, Inc.:
1.35%, 7/15/17	2,268,000	2,267,755
2.50%, 3/9/18	5,000,000	5,029,790
1.65%, 8/1/19 (b)	7,142,000	7,162,440

NBCUniversal Enterprise, Inc., 1.843%, 4/15/18 (a)(b)	2,000,000	2,010,520
Sprint Communications, Inc., 8.375%, 8/15/17	8,458,000	8,532,008
Verizon Communications, Inc.:
2.992%, 9/14/18 (b)	6,000,000	6,109,644
2.037%, 6/17/19 (b)(c)	3,675,000	3,703,489
1.722%, 5/22/20 (b)	8,000,000	8,009,360
		69,971,461

Consumer, Cyclical - 8.4%
Daimler Finance North America LLC:
1.875%, 1/11/18 (a)	4,980,000	4,986,300
1.421%, 11/5/18 (a)(b)	7,000,000	6,999,790
Ford Motor Credit Co. LLC:
2.735%, 1/8/19 (b)	2,000,000	2,028,220
2.058%, 3/12/19 (b)	13,495,000	13,531,787
2.104%, 11/4/19 (b)	12,000,000	12,063,384
2.018%, 6/12/20 (b)	14,525,000	14,533,947
Hyundai Capital America, 2.125%, 10/2/17 (a)	10,000,000	10,007,740
Newell Brands, Inc., 2.05%, 12/1/17	5,510,000	5,519,643
Wyndham Worldwide Corp., 2.50%, 3/1/18	850,000	853,852
		70,524,663

Consumer, Non-cyclical - 2.9%
Becton Dickinson and Co., 2.253%, 6/6/22 (b)	4,200,000	4,212,499
Conagra Foods, Inc., 1.90%, 1/25/18	1,772,000	1,771,711
ERAC USA Finance LLC, 6.375%, 10/15/17 (a)	980,000	992,755
Mondelez International Holdings Netherlands BV, 1.782%, 10/28/19 (a)(b)	2,000,000	2,008,744
Mondelez International, Inc., 1.69%, 2/1/19 (b)	3,618,000	3,632,917
Moody's Corp., 1.568%, 9/4/18 (b)	4,000,000	4,010,520
Western Union Co. (The), 2.875%, 12/10/17	7,680,000	7,709,384
		24,338,530

Financial - 31.3%
Air Lease Corp., 2.125%, 1/15/18	3,430,000	3,436,562
Ally Financial, Inc.:
6.25%, 12/1/17	8,000,000	8,148,400
3.25%, 2/13/18	5,250,000	5,295,938
American Tower Corp., 4.50%, 1/15/18	12,643,000	12,817,916
Bank of America Corp.:
2.00%, 1/11/18	22,500,000	22,537,507
2.169%, 4/1/19 (b)	3,500,000	3,533,173
2.336%, 10/21/22 (b)	4,000,000	4,063,840
Bank of Montreal, 1.686%, 6/15/20 (b)	15,000,000	15,005,850
Capital One Financial Corp., 1.941%, 5/12/20 (b)	5,000,000	5,026,445

Capital One NA:
1.65%, 2/5/18	8,000,000	7,997,960
2.35%, 8/17/18	5,000,000	5,021,495
2.001%, 9/13/19 (b)	15,000,000	15,071,295
Citibank NA, 1.728%, 6/12/20 (b)	11,600,000	11,634,533
Citigroup, Inc., 2.477%, 10/26/20 (b)	5,000,000	5,102,560
Citizens Bank NA:
1.75%, 3/2/20 (b)	3,750,000	3,754,474
1.768%, 5/26/20 (b)	3,000,000	3,003,906
Citizens Financial Group, Inc., 5.158% to 6/29/18, floating rate thereafter to 6/29/23	1,540,000	1,586,526
Commonwealth Bank of Australia:
1.773%, 9/6/19 (a)(b)	1,750,000	1,756,521
1.686%, 3/10/20 (a)(b)	10,000,000	10,017,890
Compass Bank, 1.85%, 9/29/17	11,505,000	11,508,256
Danske Bank AS, 1.72%, 3/2/20 (a)(b)	7,000,000	7,016,926
Discover Bank, 2.00%, 2/21/18	4,030,000	4,035,626
Goldman Sachs Group, Inc. (The), 2.023%, 12/27/20 (b)	7,500,000	7,515,547
iStar, Inc., 4.00%, 11/1/17	9,102,000	9,107,689
MetLife, Inc., 1.756%, 12/15/17	7,333,000	7,339,086
Morgan Stanley:
1.875%, 1/5/18	2,370,000	2,373,157
1.893%, 7/23/19 (b)	11,850,000	11,937,145
1.982%, 2/14/20 (b)	19,260,000	19,343,550
Pricoa Global Funding I, 1.35%, 8/18/17 (a)	2,660,000	2,659,473
Prudential Financial, Inc., 1.962%, 8/15/18 (b)	1,000,000	1,006,728
Synchrony Financial:
1.875%, 8/15/17	9,150,000	9,152,187
2.58%, 11/9/17 (b)	11,500,000	11,537,087
Westpac Banking Corp.:
1.653%, 3/6/20 (b)	4,000,000	4,001,816
2.005%, 6/28/22 (b)	10,000,000	10,002,580
		263,349,644

Industrial - 0.8%
Corning, Inc., 1.45%, 11/15/17	3,400,000	3,398,259
Pentair Finance SA, 1.875%, 9/15/17	3,321,000	3,322,468
		6,720,727

Technology - 3.9%
Apple, Inc., 2.316%, 2/23/21 (b)	5,000,000	5,162,825
EMC Corp., 1.875%, 6/1/18	4,300,000	4,276,905
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	5,373,000	5,387,518
3.039%, 10/5/17 (b)	1,000,000	1,003,237

3.229%, 10/5/18 (b)	1,000,000	1,019,233
Oracle Corp., 1.738%, 1/15/19 (b)	8,000,000	8,069,992
QUALCOMM, Inc.:
1.558%, 5/20/19 (b)	2,100,000	2,107,144
1.648%, 5/20/20 (b)	3,000,000	3,014,802
1.928%, 1/30/23 (b)	3,000,000	3,018,345
		33,060,001

Total Corporate Bonds (Cost $466,734,709)		467,965,026

MUNICIPAL OBLIGATIONS - 2.2%
Hospital - 0.0% (f)
Albany Industrial Development Agency, NY, (Albany Medical Center Hospital), (LOC: Bank of America N.A.), 1.38%, 5/1/27 (d)(e)	335,000	335,000

Housing - 0.2%
CIDC-Hudson House LLC, NY, (LOC: Hudson River Bank and Trust Co., Federal Home Loan Bank), 1.55%, 12/1/34 (d)(e)	1,550,000	1,550,000

Industrial Development Revenue- 0.9%
Old Town, ME, (Georgia-Pacific LLC), 1.17%, 12/1/24 (d)(g)	7,000,000	7,000,000
Illinois Finance Authority, (Reliable Materials Lyons LLC), (LOC: Fifth Third Bank), 1.08%, 6/1/26 (d)(g)	400,000	400,000
		7,400,000
Other Revenue - 1.1%
District of Columbia, (The Pew Charitable Trusts), (LOC: PNC Bank N.A.), 0.90%, 4/1/38 (d)	2,635,000	2,635,000
New York City Industrial Development Agency, NY, (MMC Corp.), (LOC: JP Morgan Chase Bank N.A.), 1.55%, 11/1/35 (d)(e)	6,535,000	6,535,000
		9,170,000

Total Municipal Obligations (Cost $18,455,000)		18,455,000

U.S. TREASURY OBLIGATIONS - 8.2%
United States Treasury Notes:
0.75%, 1/31/18	10,000,000	9,975,890
0.875%, 3/31/18	25,000,000	24,929,700
1.00%, 5/15/18	10,000,000	9,976,560
1.143%, 1/31/19 (b)	24,000,000	24,036,168

Total U.S. Treasury Obligations (Cost $68,930,828)		68,918,318

COMMERCIAL PAPER - 0.4%
Vodafone Group plc, 1.60%, 9/12/17 (a)	3,250,000	3,239,819

Total Commercial Paper (Cost $3,239,456)		3,239,819

TIME DEPOSIT - 2.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	16,380,271	16,380,271

Total Time Deposit (Cost $16,380,271)		16,380,271

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0% (f)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	231,750	231,750

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $231,750)		231,750

TOTAL INVESTMENTS (Cost $842,074,474) - 100.3%		844,114,881
Other assets and liabilities, net - (0.3%)		(2,388,511)
NET ASSETS - 100.0%		841,726,370

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $277,130,397, which represents 32.9% of the net assets of the Fund as of June 30, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(c) Security, or portion of security, is on loan. Total value of securities on loan is, including accrued interest, is $226,853 as of June 30, 2017.
(d) Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2017.

(e) Taxable municipal obligation.
(f) Amount is less than 0.05%.
(g) Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax (AMT).
(h) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2017.

Abbreviations:
LOC:	Letter of Credit

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$842,074,474
Gross unrealized appreciation	$2,244,608
Gross unrealized depreciation	(204,201)
Net unrealized appreciation (depreciation)	$2,040,407
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$165,684,955	$—	$165,684,955
Collateralized Mortgage-Backed Obligations	—	54,174,393	—	54,174,393
Commercial Mortgage-Backed Securities	—	49,065,349	—	49,065,349
Corporate Bonds	—	467,965,026	—	467,965,026
Municipal Obligations	—	18,455,000	—	18,455,000
U.S. Treasury Obligations	—	68,918,318	—	68,918,318
Commercial Paper	—	3,239,819	—	3,239,819
Time Deposit	—	16,380,271	—	16,380,271
Short Term Investment of Cash Collateral for Securities Loaned	231,750	—	—	231,750
TOTAL	$231,750	$843,883,131	$—	$844,114,881
The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The Calvert Funds adopted amended Valuation Policies and Procedures effective June 21, 2017 to align them with valuation policies used by other funds managed by the Adviser. The amended Valuation Policies and Procedures primarily changed from the use of bid price to the mean of the bid and asked price for debt securities and resulted in an increase in the Fund’s NAV per share of less than $0.01.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 3.0%
Automobile - 0.4%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	700,000	707,298

Other - 2.6%
Apidos CLO XXI, Series 2015-21A, Class D, 6.708%, 7/18/27 (a)(b)	400,000	394,375
Conn Funding II LP:
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	631,144	635,729
Series 2016-B, Class B, 7.34%, 3/15/19 (a)	510,000	519,759
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	457,989	459,862
GCAT LLC, Series 2015-1, Class A2, 4.75%, 5/26/20 (a)(k)	498,943	502,283
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75%, 5/17/32 (a)(k)	1,988,095	2,015,769
		4,527,777

Total Asset-Backed Securities (Cost $5,147,250)		5,235,075

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 3.6%
Bellemeade Re Ltd., Series 2015-1A, Class B1, 7.516%, 7/25/25 (a)(b)	700,000	720,783
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 6.966%, 7/25/29 (b)	250,000	284,747
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.466%, 5/25/25 (b)	1,000,000	1,103,804
Series 2015-HQ2, Class B, 9.166%, 5/25/25 (b)	1,577,854	1,830,054
Series 2015-DNA2, Class B, 8.766%, 12/25/27 (b)	399,453	465,897
Series 2015-HQA2, Class B, 11.716%, 5/25/28 (b)	1,596,197	2,004,986

Total Collateralized Mortgage-Backed Obligations (Cost $5,476,739)		6,410,271

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	700,000	701,761
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	610,847	609,236

Total Commercial Mortgage-Backed Securities (Cost $1,300,529)		1,310,997

CORPORATE BONDS - 87.4%
Basic Materials - 0.4%
Versum Materials, Inc., 5.50%, 9/30/24 (a)	600,000	632,250

Communications - 23.1%
Altice Financing SA, 7.50%, 5/15/26 (a)	1,000,000	1,112,500
Altice Luxembourg SA, 7.75%, 5/15/22 (a)	1,000,000	1,062,500
Altice US Finance I Corp., 5.50%, 5/15/26 (a)	2,000,000	2,105,000
Cablevision Systems Corp., 5.875%, 9/15/22 (c)	2,000,000	2,107,500
CBS Radio, Inc., 7.25%, 11/1/24 (a)(c)	250,000	258,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	2,000,000	2,063,800
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 9/15/20 (a)	1,225,000	1,252,563
Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)	500,000	523,850
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,500,000	1,537,500
CommScope Technologies LLC:
6.00%, 6/15/25 (a)	1,500,000	1,608,750
5.00%, 3/15/27 (a)	255,000	255,000
CSC Holdings LLC, 6.75%, 11/15/21	1,000,000	1,110,000
Digicel Group Ltd., 8.25%, 9/30/20 (a)	1,000,000	938,650
EIG Investors Corp., 10.875%, 2/1/24	1,145,000	1,282,400
Frontier Communications Corp., 10.50%, 9/15/22	3,000,000	2,868,750
Gray Television, Inc., 5.125%, 10/15/24 (a)	500,000	506,250
Hughes Satellite Systems Corp.:
5.25%, 8/1/26	535,000	561,081
6.625%, 8/1/26	185,000	199,338
iHeartCommunications, Inc., 11.25%, 3/1/21 (a)	750,000	566,250
Inmarsat Finance plc, 6.50%, 10/1/24 (a)	500,000	535,000
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25 (a)(d)	280,000	280,350
Level 3 Financing, Inc., 5.375%, 8/15/22	2,000,000	2,065,000
MDC Partners, Inc., 6.50%, 5/1/24 (a)(c)	1,000,000	1,002,500
Netflix, Inc., 5.50%, 2/15/22	465,000	507,282
Nokia Oyj, 4.375%, 6/12/27	75,000	76,547
Salem Media Group, Inc., 6.75%, 6/1/24 (a)	500,000	513,750
Sinclair Television Group, Inc., 5.125%, 2/15/27 (a)	1,000,000	972,500
Sirius XM Radio, Inc.:
6.00%, 7/15/24 (a)	1,197,000	1,274,805
5.00%, 8/1/27 (a)(d)	285,000	288,563
Sprint Capital Corp., 6.90%, 5/1/19	3,000,000	3,216,720
Sprint Communications, Inc., 8.375%, 8/15/17	4,125,000	4,161,094
Symantec Corp., 5.00%, 4/15/25 (a)	1,190,000	1,248,381
T-Mobile USA, Inc., 6.125%, 1/15/22	1,500,000	1,580,157
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27 (a)	1,000,000	1,048,750
		40,691,831

Consumer, Cyclical - 17.4%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24 (a)	545,000	542,924
Adient Global Holdings Ltd., 4.875%, 8/15/26 (a)	1,500,000	1,511,250
AllisonTransmission, Inc., 5.00%, 10/1/24 (a)	500,000	513,750
American Airlines Group, Inc., 4.625%, 3/1/20 (a)(c)	500,000	519,010
American Airlines Pass-Through Trust, 5.60%, 1/15/22 (a)	2,219,239	2,321,878
American Axle & Manufacturing, Inc.:
6.25%, 4/1/25 (a)(c)	95,000	92,863
6.50%, 4/1/27 (a)	80,000	78,000
American Tire Distributors, Inc., 10.25%, 3/1/22 (a)	2,000,000	2,080,000
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	3,050,000	3,259,687
Cinemark USA, Inc., 4.875%, 6/1/23 (c)	1,000,000	1,026,560
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	3,169,000	3,010,550
Group 1 Automotive, Inc., 5.25%, 12/15/23 (a)	1,250,000	1,268,750
Landry's, Inc., 6.75%, 10/15/24 (a)	1,175,000	1,205,844
Latam Airlines Pass-Through Trust, 4.50%, 8/15/25	1,735,692	1,716,166
Lions Gate Entertainment Corp., 5.875%, 11/1/24 (a)	1,000,000	1,057,500
Mattamy Group Corp., 6.50%, 11/15/20 (a)	3,100,000	3,177,500
New Albertsons, Inc., 7.75%, 6/15/26	1,500,000	1,511,250
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23 (a)	1,000,000	1,034,500
Sonic Automotive, Inc., 6.125%, 3/15/27 (a)	2,000,000	1,995,000
TRI Pointe Group, Inc., 4.875%, 7/1/21	2,000,000	2,110,000
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (a)	638,549	657,705
		30,690,687

Consumer, Non-cyclical - 12.5%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 3/15/25 (a)	515,000	480,237
Booz Allen Hamilton, Inc., 5.125%, 5/1/25 (a)	1,070,000	1,053,950
Centene Corp.:
6.125%, 2/15/24	1,000,000	1,083,680
4.75%, 1/15/25	1,000,000	1,030,000
DPx Holdings BV, 7.50%, 2/1/22 (a)	750,000	797,344
Eagle Holding Co. II LLC, 7.625%, PIK, 5/15/22 (a)	270,000	278,438
Gartner, Inc., 5.125%, 4/1/25 (a)	265,000	279,021
HCA, Inc.:
3.75%, 3/15/19	2,000,000	2,045,000
6.50%, 2/15/20	500,000	546,875
Hertz Corp. (The), 5.50%, 10/15/24 (a)(c)	420,000	346,500
inVentiv Group Holdings, Inc. / inVentiv Health Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24 (a)	1,000,000	1,090,000
KAR Auction Services, Inc., 5.125%, 6/1/25 (a)	310,000	316,588
Laureate Education, Inc., 8.25%, 5/1/25 (a)	545,000	585,875
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,440,000	1,486,800

MPH Acquisition Holdings LLC, 7.125%, 6/1/24 (a)	1,500,000	1,603,125
Nature's Bounty Co. (The), 7.625%, 5/15/21 (a)	1,000,000	1,065,000
Post Holdings, Inc.:
6.00%, 12/15/22 (a)	500,000	531,875
5.00%, 8/15/26 (a)	1,000,000	1,000,000
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25 (a)	250,000	261,250
Team Health Holdings, Inc., 6.375%, 2/1/25 (a)(c)	405,000	393,862
United Rentals North America, Inc.:
5.875%, 9/15/26	1,750,000	1,870,312
5.50%, 5/15/27	105,000	108,413
US Foods, Inc., 5.875%, 6/15/24 (a)	2,000,000	2,085,000
WellCare Health Plans, Inc., 5.25%, 4/1/25	1,630,000	1,711,500
		22,050,645

Energy - 1.7%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (a)	500,000	503,750
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27 (a)	590,000	605,487
Pattern Energy Group, Inc., 5.875%, 2/1/24 (a)	200,000	211,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (a)	1,711,000	1,740,942
US Shale Solutions, LLC
0.00%, 6/30/18 (e)	155,000	10,075
10.00%, PIK, 9/15/18 (a)(e)	132,830	8,634
12.00%, PIK, 9/15/20 (a)(e)	322,718	5,648
		3,086,036

Financial - 9.2%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/23 (a)	1,000,000	1,065,000
Ally Financial, Inc.:
6.25%, 12/1/17	1,673,000	1,704,034
4.25%, 4/15/21	1,000,000	1,037,500
Bank of America Corp., 6.30% to 3/10/26, floating rate thereafter (f)	1,000,000	1,123,750
BCD Acquisition, Inc., 9.625%, 9/15/23 (a)	500,000	542,500
Citigroup, Inc., 6.25% to 8/15/26, floating rate thereafter (f)	1,000,000	1,110,625
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23 (a)(d)	280,000	277,200
iStar, Inc.:
4.00%, 11/1/17	1,480,000	1,480,925
6.50%, 7/1/21	2,400,000	2,520,000
KIRS Midco 3 plc, 8.625%, 7/15/23 (a)	685,000	696,131
MGIC Investment Corp., 5.75%, 8/15/23	500,000	540,000
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	2,750,000	2,897,813

Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23 (a)	1,000,000	1,012,500
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25 (a)(c)	175,000	179,375
		16,187,353

Industrial - 14.5%
Advanced Disposal Services, Inc., 5.625%, 11/15/24 (a)	1,000,000	1,032,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25 (a)	2,240,000	2,357,600
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24 (a)	255,000	265,838
Builders FirstSource, Inc., 5.625%, 9/1/24 (a)	1,250,000	1,306,250
BWAY Holding Co.:
5.50%, 4/15/24 (a)	400,000	409,500
7.25%, 4/15/25 (a)	270,000	274,725
Cemex SAB de CV:
5.908%, 10/15/18 (a)(b)	1,000,000	1,042,000
6.50%, 12/10/19 (a)	2,000,000	2,110,000
Cloud Crane LLC, 10.125%, 8/1/24 (a)	135,000	148,500
Covanta Holding Corp., 5.875%, 7/1/25	1,165,000	1,132,962
Crown Americas LLC / Crown Americas Capital Corp V, 4.25%, 9/30/26 (a)	1,000,000	1,000,000
Engility Corp., 8.875%, 9/1/24	1,500,000	1,635,000
GFL Environmental, Inc., 5.625%, 5/1/22 (a)	1,095,000	1,125,113
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)	750,000	828,281
Park Aerospace Holdings Ltd.:
5.25%, 8/15/22 (a)	815,000	854,992
5.50%, 2/15/24 (a)	445,000	465,915
Plastipak Holdings, Inc., 6.50%, 10/1/21 (a)	1,000,000	1,037,500
Tervita Escrow Corp., 7.625%, 12/1/21 (a)	2,000,000	2,025,000
TransDigm, Inc.:
5.50%, 10/15/20	2,000,000	2,032,500
6.50%, 5/15/25	1,000,000	1,020,000
Welbilt, Inc., 9.50%, 2/15/24	2,000,000	2,330,000
WESCO Distribution, Inc., 5.375%, 6/15/24	1,000,000	1,048,750
		25,482,926

Technology - 6.9%
Dell International LLC / EMC Corp.:
5.875%, 6/15/21 (a)	1,000,000	1,050,000
7.125%, 6/15/24 (a)(c)	500,000	549,891
EMC Corp., 1.875%, 6/1/18	1,500,000	1,491,943
First Data Corp., 7.00%, 12/1/23 (a)	1,500,000	1,605,000
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (a)	310,000	320,850
Micron Technology, Inc., 7.50%, 9/15/23	1,000,000	1,121,200
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (a)	750,000	791,625
3.875%, 9/1/22 (a)	500,000	521,875

Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(c)	1,000,000	1,067,500
Riverbed Technology, Inc., 8.875%, 3/1/23 (a)	1,000,000	1,020,000
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26 (a)	1,000,000	1,095,000
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24 (a)	1,000,000	1,153,750
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24 (a)	285,000	312,788
		12,101,422

Utilities - 1.7%
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.625%, 5/20/24	100,000	103,750
5.50%, 5/20/25	500,000	510,000
5.875%, 8/20/26	100,000	103,000
NRG Energy, Inc., 6.625%, 1/15/27	750,000	754,687
NRG Yield Operating LLC, 5.00%, 9/15/26	1,500,000	1,533,750
		3,005,187

Total Corporate Bonds (Cost $150,886,273)		153,928,337

FLOATING RATE LOANS (g) - 1.5%
Communications - 0.4%
CenturyLink, Inc., 2017 Term Loan B, 1/31/25 (h)	660,000	653,636

Consumer, Cyclical - 0.4%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.48%, 9/1/21 (b)	74,618	74,831
Solera, LLC, Term Loan B, 4.48%, 3/3/23 (b)	318,388	319,582
VFH Parent LLC, Term Loan, 12/30/21 (h)	335,000	337,652
		732,065

Technology - 0.7%
Almonde, Inc., 1st Lien Term Loan, 4.74%, 6/13/24 (b)	170,000	170,245
Veritas Bermuda Ltd., Term Loan B, 5.80%, 1/17/23 (b)	997,500	1,000,119
		1,170,364

Total Floating Rate Loans (Cost $2,553,077)		2,556,065

	SHARES	VALUE ($)
COMMON STOCKS - 0.0% (i)
Energy - 0.0% (i)
US Shale Solutions, LLC *(e)(j)	1,675	17

Total Common Stocks (Cost $32,965)		17

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	9,236,380	9,236,380

Total Time Deposit (Cost $9,236,380)		9,236,380

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	3,933,105	3,933,105

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,933,105)		3,933,105

TOTAL INVESTMENTS (Cost $178,566,318) - 103.7%		182,610,247
Other assets and liabilities, net - (3.7%)		(6,568,966)
NET ASSETS - 100.0%		176,041,281

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $92,483,579, which represents 52.5% of the net assets of the Fund as of June 30, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(c) Security, or portion of security, is on loan. Total value of securities on loan, including accrued interest, is $3,858,665 as of June 30, 2017.
(d) When-issued security.
(e) Restricted security. Total market value of restricted securities amounts to $24,374, which represents less than 0.05% of the net assets of the Fund as of June 30, 2017.
(f) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(h) This floating rate loan will settle after June 30, 2017, at which time the interest rate will be determined.
(i) Amount is less than 0.05%.
(j) For fair value measurement disclosure purposes, security is categorized as Level 3.
(k) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2017.

Abbreviations:
PIK:	Payment In Kind

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
US Shale Solutions, LLC	1/13/16	32,965
US Shale Solutions, LLC, 0.00%, 6/30/18	1/4/17	62,097
US Shale Solutions, LLC, 10.00%, PIK, 9/15/18	1/13/16-1/17/17	132,830
US Shale Solutions, LLC, 12.00%, PIK, 9/15/20	1/13/16-1/17/17	661,831

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$178,797,137
Gross unrealized appreciation	$5,242,043
Gross unrealized depreciation	(1,428,933)
Net unrealized appreciation (depreciation)	$3,813,110
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3*	TOTAL
Asset-Backed Securities	$—	$5,235,075	$—	$5,235,075
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	6,410,271	—	6,410,271
Commercial Mortgage-Backed Securities	—	1,310,997	—	1,310,997
Corporate Bonds	—	153,928,337	—	153,928,337
Floating Rate Loans	—	2,556,065	—	2,556,065
Common Stocks	—	—	17	17
Time Deposit	—	9,236,380	—	9,236,380
Short Term Investment of Cash Collateral for Securities Loaned	3,933,105	—	—	3,933,105
TOTAL	$3,933,105	$178,677,125	$17	$182,610,247

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.

Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The Calvert Funds adopted amended Valuation Policies and Procedures effective June 21, 2017 to align them with valuation policies used by other funds managed by the Adviser. The amended Valuation Policies and Procedures primarily changed from the use of bid price to the mean of the bid and asked price for debt securities and resulted in an increase in the Fund’s NAV per share of $0.07.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 25, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    August 25, 2017